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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02565

ING Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of September 30, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 3.3%
$21,500,000		BNP Paribas, 0.210%, due 10/28/09	$21,500,000
9,750,000	@@	Credit Suisse New York, 0.885%, due 08/12/10	9,750,000
17,000,000		Rabobank USA Financial Corp., 0.400%, due 10/05/09	17,000,453

		Total Certificates of Deposit
		(Cost $48,250,453)	48,250,453
COMMERCIAL PAPER: 62.6%
12,500,000		ANZ National Bank Ltd., 0.390%, due 03/22/10	12,476,708
7,500,000		ANZ National Bank Ltd., 0.400%, due 03/04/10	7,487,167
6,000,000		ANZ National Bank Ltd., 0.700%, due 09/17/10	5,959,050
12,000,000		ASB Finance Ltd., 0.450%, due 01/22/10	11,983,050
10,000,000		ASB Finance Ltd., 0.500%, due 02/26/10	9,979,444
6,750,000		Barton Capital, LLC, 0.170%, due 10/02/09	6,749,936
5,239,000		Barton Capital, LLC, 0.170%, due 10/07/09	5,238,825
18,750,000		Barton Capital, LLC, 0.170%, due 10/20/09	18,748,219
1,000,000		Barton Capital, LLC, 0.230%, due 10/14/09	999,910
2,000,000		Barton Capital, LLC, 0.280%, due 01/14/10	1,998,367
6,000,000		Barton Capital, LLC, 0.290%, due 01/06/10	5,995,312
14,453,000		Barton Capital, LLC, 0.310%, due 10/15/09	14,451,145
7,250,000		Cafco, LLC, 0.290%, due 01/15/10	7,243,809
24,500,000		Cafco, LLC, 0.300%, due 11/24/09	24,488,608
11,500,000		Cafco, LLC, 0.360%, due 01/07/10	11,488,730
12,000,000		Cafco, LLC, 0.360%, due 01/12/10	11,987,640
3,300,000		CBA Finance, Inc., 0.080%, due 10/06/09	3,299,954
29,500,000		Ciesco, LLC, 0.300%, due 11/17/09	29,488,302
24,000,000		Ciesco, LLC, 0.360%, due 01/13/10	23,975,040
31,000,000		Concord Minutemen Capital Co., LLC, 0.550%, due 12/11/09	30,965,762
23,000,000		Concord Minutemen Capital Co., LLC, 1.000%, due 02/18/10	22,910,555
26,000,000		Crown Point Capital Co., 0.550%, due 12/11/09	25,971,286
5,500,000		Crown Point Capital Co., 0.960%, due 03/19/10	5,475,213
23,000,000		Crown Point Capital Co., 1.000%, due 02/17/10	22,911,194
2,500,000		Danske Corp., 0.100%, due 10/02/09	2,499,986
4,000,000		Danske Corp., 0.210%, due 10/15/09	3,999,658
15,000,000		Danske Corp., 0.540%, due 12/18/09	14,982,125
21,000,000		Dexia, 0.130%, due 10/01/09	21,000,000
21,500,000		Dexia, 0.210%, due 10/05/09	21,499,379
9,000,000		Edison Asset Securities, LLC, 0.270%, due 11/25/09	8,996,288
12,000,000		Edison Asset Securities, LLC, 0.360%, due 03/09/10	11,980,920
18,000,000		Edison Asset Securities, LLC, 0.530%, due 10/30/09	17,992,073
10,250,000		Edison Asset Securities, LLC, 0.650%, due 10/20/09	10,246,321
7,000,000		Edison Asset Securities, LLC, 0.670%, due 10/21/09	6,997,278
7,000,000		Jupiter Securities Co., LLC, 0.170%, due 10/26/09	6,999,125
24,250,000		Jupiter Securities Co., LLC, 0.180%, due 10/13/09	24,248,383
23,000,000		Jupiter Securities Co., LLC, 0.180%, due 10/22/09	22,997,451
18,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.050%, due 10/02/09	17,999,950
10,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.470%, due 12/15/09	9,990,000
10,000,000		Natexis Banques Populaires US Finance Co, LLC, 0.900%, due 05/21/10	9,942,000
23,000,000		Old Line Funding, LLC, 0.340%, due 10/15/09	22,996,799
19,000,000		Old Line Funding, LLC, 0.350%, due 02/25/10	18,972,846
10,000,000		Old Line Funding, LLC, 0.500%, due 02/18/10	9,980,556
2,500,000		Old Line Funding, LLC, 0.650%, due 01/20/10	2,494,990
10,672,000		Park Avenue Receivables, 0.150%, due 10/05/09	10,671,775
31,000,000		Park Avenue Receivables, 0.170%, due 10/09/09	30,998,691
12,500,000		Park Avenue Receivables, 0.180%, due 10/20/09	12,498,747
20,000,000		Societe Generale, 0.030%, due 10/01/09	20,000,000
12,500,000		Societe Generale, 0.150%, due 10/06/09	12,499,696
9,000,000		Societe Generale, 0.570%, due 05/21/10	8,966,940
8,000,000		Thunder Bay Funding, LLC, 0.320%, due 02/02/10	7,991,182
9,000,000		Thunder Bay Funding, LLC, 0.350%, due 02/12/10	8,988,275
12,500,000		Thunder Bay Funding, LLC, 0.380%, due 10/19/09	12,497,500
7,500,000		Thunder Bay Funding, LLC, 0.480%, due 10/08/09	7,499,198
18,000,000		Thunder Bay Funding, LLC, 0.650%, due 01/20/10	17,963,925
10,000,000		Tulip Funding Corp., 0.140%, due 10/07/09	9,999,722
17,755,000		Tulip Funding Corp., 0.180%, due 10/09/09	17,754,211
9,250,000		Tulip Funding Corp., 0.180%, due 10/13/09	9,249,383
17,500,000		Tulip Funding Corp., 0.220%, due 10/19/09	17,497,987
19,000,000		UBS AG, 0.030%, due 10/07/09	18,999,873
25,000,000		US Bank NA, 0.030%, due 10/01/09	25,000,000
25,000,000		Variable Funding Capital, 0.910%, due 10/15/09	24,990,569
9,000,000		Yorktown Capital, LLC, 0.260%, due 12/18/09	8,994,930
19,740,000		Yorktown Capital, LLC, 0.300%, due 12/16/09	19,727,498
15,000,000		Yorktown Capital, LLC, 0.440%, due 10/09/09	14,998,333
12,000,000		Yorktown Capital, LLC, 0.470%, due 10/16/09	11,997,500

		Total Commercial Paper
		(Cost $918,875,289)	918,875,289

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of September 30, 2009 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES: 4.0%
$700,000	#	American Honda Finance Corp., 0.872%, due 02/05/10		$700,915
5,390,000		Credit Suisse First Boston USA, Inc., 0.640%, due 08/15/10		5,394,612
5,500,000		Credit Suisse First Boston USA, Inc., 0.749%, due 01/15/10		5,504,514
1,750,000		Credit Suisse First Boston USA, Inc., 4.875%, due 08/15/10		1,806,863
17,000,000		General Electric Capital Corp., 0.709%, due 06/09/10		17,079,385
4,500,000	@@, #	Rabobank, 0.440%, due 09/16/10		4,500,000
2,750,000	@@	Royal Bank of Canada, 0.334%, due 06/08/10		2,751,679
3,000,000		Toyota Motor Credit Corp., 1.334%, due 12/03/09		3,005,531
18,500,000	@@, C	Westpac Banking Corp., 0.479%, due 08/27/10		18,500,000

		Total Corporate Bonds/Notes
		(Cost $59,243,498)		59,243,499

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.7%
48,222,000	Z	Federal National Mortgage Association, 0.620%, due 12/01/09		48,170,899
5,000,000		Federal National Mortgage Association, 2.375%, due 05/20/10		5,059,625
17,000,000		Federal National Mortgage Association, 4.625%, due 12/15/09		17,114,564
1,750,000		Federal National Mortgage Association, 7.125%, due 06/15/10		1,832,663
113,775,000	Z	Federal Home Loan Bank, 0.690%, due 12/14/09		113,611,290
23,000,000	Z	Federal Home Loan Bank, 0.780%, due 11/18/09		22,975,467
4,990,000		Federal Home Loan Mortgage Corporation, 0.410%, due 07/12/10		4,993,340
5,500,000	Z	Federal Home Loan Mortgage Corporation, 0.850%, due 01/05/10		5,487,387
4,750,000		Federal Home Loan Mortgage Corporation, 3.250%, due 07/16/10		4,850,359
35,220,000		Federal Home Loan Mortgage Corporation, 4.125%, due 07/12/10		36,191,689

		Total U.S. Government Agency Obligations
		(Cost $260,287,283)		260,287,283

REPURCHASE AGREEMENTS: 13.1%
191,564,000		Morgan Stanley Repurchase Agreement dated 09/30/09, 0.030%, due 10/01/09, $191,564,160 to be received upon repurchase (Collateralized by $193,550,000 Federal Farm Credit Banks, 0.970%-4.875%, Market Value plus accrued interest $195,395,636, due 01/07/11-06/03/15)		191,564,000

		Total Repurchase Agreement
		(Cost $191,564,000)		191,564,000

SECURITIES LENDING COLLATERAL(CC): 0.0%
747,006		Bank of New York Mellon Corp. Institutional Cash Reserves, Series B (2)(3)		597,605

		Total Securities Lending Collateral
		(Cost $747,006)		597,605

		Total Investments in Securities
		(Cost $1,478,967,529)*	100.7%	$1,478,818,129
		Other Assets and Liabilities - Net	(0.7)	(10,572,488)
		Net Assets	100.0%	$1,468,245,641

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	(2)	Collateral received from brokers for securites lending was invested in these short-term investments.
	(3)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Portfolio’s position in Series B is being marked to market daily.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(149,401)
		Net Unrealized Appreciation		$(149,401)

PORTFOLIO OF INVESTMENTS
ING Money Market Portfolio(1)	as of September 30, 2009 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	09/30/2009
Asset Table
Investments, at value
Certificates of Deposit	$—	$48,250,453	$—	$48,250,453
Commercial Paper	—	918,875,289	—	918,875,289
Corporate Bonds/Notes	—	59,243,499	—	59,243,499
U.S. Government Agency Obligations	—	260,287,283	—	260,287,283
Repurchase Agreements		191,564,000		191,564,000
Short-Term Investments	—	597,605	—	597,605
Total Investments, at value	$—	$1,478,818,129	$—	$1,478,818,129

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Money Market Portfolio
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 24, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 24, 2009